Restricted cash and escrow receivables (Tables)	12 Months Ended
Mar. 31, 2023
Restricted Cash and Investments [Abstract]
Schedule of restricted cash and escrow receivables

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Buyer protection fund deposits from merchants on the marketplaces (i)	35,268	32,962
Others	2,187	3,462
	37,455	36,424

(i)
The amount represents buyer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating buyers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.